Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ (510)	$ (7,992)
(-) IR/CS	173	2,717
Impact of Hedge Operations on Subsidiaries		272
Other		(92)
Impact of Hedge Operations on Subsidiaries	$ (337)	(5,095)
OCI [Member]
Risk Management and Financial Instruments (Details) - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company		7,482
(-) IR/CS		(2,544)
Impact of Hedge Operations on Subsidiaries		(272)
Other		92
Impact of Hedge Operations on Subsidiaries		$ 4,758